Annual Total Returns - Fidelity Flex Freedom Blend 2030 Fund [BarChart] - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 - Fidelity Flex Freedom Blend 2030 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend 2030 Fund
Bar Chart Table:
Annual Return 2018	(6.36%)
Annual Return 2019	22.37%
Annual Return 2020	15.69%